Employee Stock Compensation Plans - Stock Options (Details) (Stock Options [Member], USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, Beginning balance, Shares Under Option (in shares)	8,156
Granted, Shares Under Option (in shares)	65
Vested, Shares Under Option (in shares)	(3,264)
Forfeited or expired, Shares Under Option (in shares)	(99)
Outstanding, Ending balance, Shares Under Option (in shares)	4,858	8,156
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, Beginning balance, Weighted Average Exercise Price per Share (in dollars per share)	$ 16.23
Granted, Weighted Average Exercise Price per Share (in dollars per share)	$ 23.06
Vested, Weighted Average Exercise Price per Share (in dollars per share)	$ 14.45
Forfeited or expired, Weighted Average Exercise Price per Share (in dollars per share)	$ 17.55
Outstanding, Ending balance, Weighted Average Exercise Price per Share (in dollars per share)	$ 17.49	$ 16.23
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Contratual Term (in years)	4 years 4 months 2 days
Outstanding, Aggregate Intrinsic Value	$ 38
Exercisable, Shares Under Option (in shares)	4,168
Exercisable, Weighted Average Exercise Price per Share (in dollars per share)	$ 18.05
Exercisable, Weighted Average Remaining Contractual Term (in years)	3 years 10 months 6 days
Exercisable, Aggregate Intrinsic Value	30
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Fully vested and expected to vest, Shares Under Option (in shares)	4,799
Fully vested and expected to vest, Weighted Average Exercise Price per Share (in dollars per share)	$ 17.53
Fully vested and expected to vest, Weighted Average Remaining Contractual Term (in years)	4 years 5 months 19 days
Fully vested and expected to vest, Aggregate Intrinsic Value	37
Total intrinsic value of all options exercised	31	8	3
Cash received from option exercises	47	13	6
Tax benefit realized from these exercises	10	3	1
Total unrecognized compensation	$ 2
Total unrecognized compensation cost, period of recognition	1 year
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Vesting period	1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years